Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000186112 | 31846V336 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186112 | 98980L101 | Zoom Video Communications, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186112 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186112 | 55087P104 | Lyft, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186112 | 55261F104 | M&T Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186112 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186112 | 91688F104 | Upwork, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186112 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186112 | 83444M101 | Solventum Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186112 | 30040W108 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186112 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000186112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000186112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186112 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000186112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000186112 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000186112 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000186112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000186112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000186112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000186112 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000186112 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000186112 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000186112 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000186112 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000186112 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000186112 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000186112 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000186112 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
C000186112 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
C000186112 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000186112 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(24.80%)
C000186112 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.30%
C000186112 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.50%
C000186112 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186112 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211283 | 31846V336 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211283 | 98980L101 | Zoom Video Communications, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211283 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211283 | 55087P104 | Lyft, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000211283 | 55261F104 | M&T Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211283 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211283 | 91688F104 | Upwork, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000211283 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000211283 | 83444M101 | Solventum Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211283 | 30040W108 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000211283 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000211283 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000211283 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000211283 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000211283 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000211283 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000211283 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000211283 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000211283 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000211283 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000211283 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000211283 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000211283 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000211283 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000211283 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000211283 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000211283 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000211283 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000211283 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000211283 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
C000211283 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
C000211283 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000211283 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(24.80%)
C000211283 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.30%
C000211283 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.50%
C000211283 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000211283 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186113 | 31846V336 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186113 | 98980L101 | Zoom Video Communications, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186113 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186113 | 55087P104 | Lyft, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000186113 | 55261F104 | M&T Bank Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000186113 | 00206R102 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000186113 | 91688F104 | Upwork, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000186113 | 92556V106 | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000186113 | 83444M101 | Solventum Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186113 | 30040W108 | Eversource Energy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000186113 | Equity Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000186113 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000186113 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186113 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000186113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000186113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000186113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000186113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000186113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000186113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000186113 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000186113 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000186113 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000186113 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000186113 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000186113 | Short_Materials
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000186113 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000186113 | Short_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000186113 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
C000186113 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(16.60%)
C000186113 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(18.40%)
C000186113 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(24.80%)
C000186113 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.30%
C000186113 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.50%
C000186113 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.10%
C000186113 | InvestmentType_Warrant
Holdings [Line Items]
Percent of Total Investments	0.10%